Principal Estimated Useful Lives Used for Computing Depreciation (Detail)	12 Months Ended
Mar. 31, 2012 Year
Buildings
Property Plant and Equipment Estimated Useful Lives [Line Items]
Minimum useful life	2
Maximum useful life	50
Machinery and equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Minimum useful life	2
Maximum useful life	20